DECOMISSIONING PROVISION - Detailed Disclosure (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Inflation rate for preset value (percent)	1.80%
Decommissioning provision
Disclosure of other provisions [line items]
Estimated economic lives of assets covered by the decommissioning provision (years)	50 years
Inflation rate for preset value (percent)		1.80%
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	$ 348	$ 337
Unwinding of discount rate	16	15
Additions	29	11
Change in cost estimates and other	19	(15)
Other provisions, ending balance	$ 412	$ 348
Decommissioning provision | Minimum
Disclosure of other provisions [line items]
Estimated economic lives of assets covered by the decommissioning provision (years)	1 year
Risk-free rate for preset value (percent)	3.30%	3.30%
Decommissioning provision | Maximum
Disclosure of other provisions [line items]
Estimated economic lives of assets covered by the decommissioning provision (years)	83 years
Risk-free rate for preset value (percent)	4.70%	4.70%